Note 24 - Events After the Reporting Period	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of non-adjusting events after reporting period [text block]	Note 24. Events After the Reporting Period No events have occurred after the reporting date that would influence the evaluation of these consolidated financial statements.